Offerings - Offering: 1	Jul. 28, 2025 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	712,353
Maximum Aggregate Offering Price	$ 59,326,818.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-266482
Carry Forward Initial Effective Date	Aug. 03, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 6,518.07
Offering Note	Calculated in accordance with Rule 415(a)(6) under the Securities Act of 1933, as amended. The Registrant filed a Registration Statement on Form S-3 (File No. 333-266482) on August 3, 2022 (the "2022 Registration Statement") which registered an aggregate of 911,201 shares of Common Stock pursuant to prospectus supplements filed on August 8, 2022 and July 25, 2023 (such shares, the "Previously Registered Shares"). As of the date hereof, 712,353 of the Previously Registered Shares remain unsold. Estimated solely for the purpose of calculating the registration fee when the Previously Registered Securities were initially registered. Such estimate has been computed in accordance with Rule 457(c) under the Securities Act based on the averages of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Global Select Market on and August 1, 2022 and July 24, 2023.